Property and Equipment, Net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Photomedex, Inc. [Member]
Depreciation and amortization expense	$ 427	$ 292